Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001993097
Document Type	POS AM
Entity Registrant Name	3 E Network Technology Group Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No.118 Connaught Road West
Entity Address, Postal Zip Code	3003-2
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	98232486
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	EXPLANATORY NOTEOn June 3, 2026, 3 E Network Technology Group Limited (the “Registrant”) initially filed a Registration Statement on Form F-1 (File No. 333-296465) with the U.S. Securities and Exchange Commission (the “SEC”), which was subsequently declared effective by the SEC on June 10, 2026. The Registrant is filing this post-effective amendment to correct typographical errors in the Company’s previously included Consolidated Financial Statements on Form F-1.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, Postal Zip Code	10168
Entity Address, City or Town	New York
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY